Commitments and Contingencies (Details) - USD ($)			3 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Oct. 04, 2021	Feb. 20, 2020	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Underwriting deferred fee, per share (in Dollars per share)			$ 0.35
Business combination aggregate amount		$ 15,000,000
Aggregate amount			$ 4,025,000
Deferred fee per share (in Dollars per share)			$ 0.35
Agreements amounted					$ 10,700,000	$ 10,700,000
Consolidated statement of operations					1,300,000
Increase (Decrease) in Prepaid Expenses, Other					$ 900,000
Total committed amount			$ 65,800,000
Helix Acquisition Corp.[Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting deferred fee, per share (in Dollars per share)					$ 0.35
Deferred underwriting fee					$ 4,025,000
Fully diluted shares (in Shares)					360,000,000
Subscribed share (in Shares)	11,500,000
Aggregate purchase price	$ 115,000,000
Business combination aggregate amount					$ 9,100,000
Annual compensation					$ 35,000
Aggregate amount				$ 4,025,000
Helix Acquisition Corp.[Member] | Initial Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting deferred fee, per share (in Dollars per share)					$ 0.35
Class A Ordinary Shares [Member] | Helix Acquisition Corp.[Member]
Commitments and Contingencies (Details) [Line Items]
Fully diluted shares (in Shares)						11,930,000	6,232,090
Price per share (in Dollars per share)	$ 10
Board Member Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Annual compensation			35,000
MoonLake [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination aggregate amount			$ 9,100,000